OMB APPROVAL
                                   OMB NUMBER: 3235-0456
                                   EXPIRES: AUGUST 31, 2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                            Form 24f-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type.



1.   Name and address of issuer:

     Morgan Stanley Dean Witter Select Dimensions
     Investment Series
     Two World Trade Center, 70th Floor
     New York, NY  10048

2. The name of each series or class of securities for which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) : [ x ]


3.   Investment Company Act File Number:     33-54047

     Securities Act File Number:        811-7185


4(a).     Last day of fiscal year for which this Form is
          filed:    December 31, 1998

4(b). [    ] Check box if this Form is being filed late
     (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c). [    ] Check box if this is the last time the issuer
             will be filing this Form.


5.Calculation of registration fee:

(i) Aggregate sale price of securities sold during fiscal year pursuant to section 24(f): $810,713,375.95


(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $426,173,168.87

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

(iv)  Total available redemption credits
      [add Items 5(ii)and 5(iii)] :      $(426,173,168.87)


(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from item 5(i)] :  $384,540,207.08

(vi) Redemption credits available for use in future
     years if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:   $ 0

(vii) Multiplier for determining registration fee (See
      Instruction C.9):  x 0.000278

(viii)    Registration fee due [multiply Item 5(v) by
          Item5(vii)] (enter 0 if no fee is due: =$106,902.18*

    * NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
      OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
      MANAGEMENT, REFERENCE 1P-3-95, TO THE AMERICAN COUNCIL
      OF LIFE INSURANCE, DATED JUNE 20, 1995.

     THE INSURANCE PRODUCTS TO WHICH THE REGISTRANT OFFERS
     ITS SHARES FILED THEIR RULE 24F-2 NOTICES AS FOLLOWS:

     SEPARATE ACCOUNT FIVE OF HARTFORD LIFE INSURANCE CO.
     FILED:  MARCH 18, 1999
     ACCESSION NO:  0001047469-99-010308


     SEPARATE ACCOUNT FIVE OF ITT HARTFORD LIFE & ANNUITY
     INSURANCE CO.
     FILED:  MARCH 18, 1999
     ACCESSION NO:  0001047469-99-010316

     ITT HARTFORD LIFE & ANNUITY INSURANCE CO. SEPARATE
     ACCOUNT THREE
     FILED: MARCH 18, 1999
     ACCESSION NO: 0001047469-99-010309

     HARTFORD LIFE INSURANCE CO. SEPARATE ACCOUNT THREE
     FILED: MARCH 18, 1999
     ACCESSION NO: 0001047469-99-010312


6. Prepaid Shares
   If the response to Item 5(i) was determined by deduction and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of
   shares or other units) deducted here: 0         .  If
   there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):  +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




               Method of Delivery:
                                   [   ] Wire Transfer
                                   [   ] Mail or other means






                         SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Barry Fink
                                    Barry Fink
                                    Vice President


Date:     March 29, 1999

*Please print the name and title of the signing officer below the signature.